S000082913 [Member] Annual Fund Operating Expenses - The MidCap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.69%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.10%	[2]
Fee Waiver or Reimbursement	(0.39%)	[3]
Net Expenses (as a percentage of Assets)	0.71%

[1]	Other expenses have been restated to reflect current fees.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[3]	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses, excluding any acquired fund fees and expenses as calculated pursuant to Form N-1A, in amounts necessary so that after such waivers and/or reimbursements, the maximum Total Annual Fund Operating Expenses during the current fiscal year do not exceed 0.70% of the Fund’s average daily net assets through March 1, 2027. After this date, the Adviser or the Fund may terminate the contractual arrangement